Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	₩ 12,751,811
Cash flows from financing activities	1,946,024
Gain or loss on foreign currency translation	214,054
Effective interest adjustment	12,644
Others	139,665
Ending balance	15,064,198
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	613,733
Cash flows from financing activities	1,922,283
Gain or loss on foreign currency translation	42,536
Ending balance	2,578,552
Current portion of long-term borrowings and bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	3,393,506
Cash flows from financing activities	(4,209,915)
Reclassification	3,626,345
Gain or loss on foreign currency translation	251,645
Effective interest adjustment	11,550
Others	(217,566)
Ending balance	2,855,565
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	7,660,591
Cash flows from financing activities	4,165,508
Reclassification	(3,318,143)
Gain or loss on foreign currency translation	(78,321)
Others	(4,440)
Ending balance	8,425,195
Bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	995,976
Cash flows from financing activities	443,230
Reclassification	(308,202)
Effective interest adjustment	1,094
Ending balance	1,132,098
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	84,326
Cash flows from financing activities	(82,296)
Gain or loss on foreign currency translation	(1,806)
Others	72,564
Ending balance	72,788
Dividend payables [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	3,679
Cash flows from financing activities	(292,786)
Others	₩ 289,107